Significant Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balance		$ 1,005,490	$ 882,298
Fair value of warrants issued and capital note	$ (491,884)	(25,936)	(19,278)
Fair value of warrants granted for services	738,091
Ending Balance			1,005,490
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balance	1,162,814	1,005,490	882,298
Fair value of warrants issued and capital note			142,470
Fair value of warrants issued to investors		183,260
Proceeds from issuance of shares	684,015
Fair value of warrants granted for services	738,091
Changes in Fair value of warrants and capital note	(491,884)	(25,936)	(19,278)
Ending Balance	$ 2,093,036	$ 1,162,814	$ 1,005,490